Exhibit 99.4 Schedule 6

Loan Number 1	Loan Number 2	Client	Project	Pool	Fund	Loan Review Status	Property State	Original Loan Amount	Finding Category	Finding Sub-Category	FindingStatus	Finding Grade	Finding Description	Finding Comment	Lender Response	Lender Status
		XXX	XXX	XXX	QM-TRID	QC Complete	Texas	XXX	Compliance	Compliance	Resolved	B: Non-Material exceptions noted	* Higher Price Mortgage Loan (Lvl B)	Section 35 Loan - Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Loan is escrowed, APOR exceeded by 3.794%.
XXX	XXX	XXX	QM-TRID	QC Complete	Texas	XXX	Compliance	Compliance	Resolved	B: Non-Material exceptions noted	* ComplianceEase Risk Indicator is "Significant" (Lvl B)	The Loan failed the test for Texas Constitution, Article 16, Section 50 (a)(6)(E) & (t)(4), as amended Jan. 2018. The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed 2% of the original principal amount. 2% OPA i.e. $XXX and as the loan data it is $XXX which exceeds by $347.50

08/06/2020: Received copy of refund check in the amount of $347.00, Letter of Explanation, Corrected CD and evidence of delivery curing issue